Annual Fund Operating Expenses - Conservative Allocation Fund - Conservative Allocation Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	0.41%